SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings, net balance as of December 31, 2018 and 2017 are presented below (dollars in thousands):

	Outstanding principal balance as of December 31,		Weighted average interest rate(1) as of December 31,
	2018(2)	2017(2)	2018	2017	Maturity date
Securitization Notes	$85,584	$101,551	3.08%	3.06%	November 2033
Nord LB Facility	108,882	153,176	4.29%	4.47%	January 2020
CBA Facility	—	49,080	—	5.53%	N/A
Term Loan	407,768	431,271	5.17%	4.25%	February 2023
Magellan Acquisition Limited Facility	305,226	331,768	4.18%	3.15%	December 2025
Fly Acquisition III Facility	190,457	86,520	4.10%	3.41%	February 2022
Fly Aladdin Acquisition Facility	467,179	—	4.59%	—	June 2020 – June 2023
Fly Aladdin Engine Funding Facility	43,829	—	4.95%	—	December 2021 – April 2022
Other Aircraft Secured Borrowings	807,882	905,525	4.44%	3.83%	December 2020 – June 2028
Total outstanding principal balance	2,416,807	2,058,891
Unamortized debt discounts and loan costs	(36,938)	(29,216)
Total secured borrowings, net	$2,379,869	$2,029,675

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.

Future Minimum Principal Payments on Secured Borrowings
The anticipated future minimum principal payments due for its secured borrowings are as follows (dollars in thousands):

Year ending December 31,
2019	$314,682
2020	303,819
2021	233,041
2022	332,380
2023	865,362
Thereafter	367,523
Future minimum principal payments due	$2,416,807